EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
17.	EMPLOYEE BENEFIT PLANS

The Group provides defined contribution plans for its employees in Macau, Hong Kong, the United States of America and other jurisdictions.

Macau

Employees employed by the Group in Macau are members of government-managed Social Security Fund Scheme (the “SSF Scheme”) operated by the Macau Government and the Group is required to pay a monthly fixed contribution to the SSF Scheme to fund the benefits. The only obligation of the Group with respect to the SSF Scheme operated by the Macau Government is to make the required contributions under the scheme.

Hong Kong

Employees employed by the Group in Hong Kong are members of Mandatory Provident Fund Scheme (the “MPF Scheme”) operated by the Group. For these employees, with exception of executive officers, the Group’s and the employees’ contributions to the MPF Scheme are each set at 5% of the employees’ relevant income up to a maximum of HK$1,000 per employee per month. For executive officers, the employees’ contributions to the MPF Scheme are set at 5% of the employees’ salaries up to a maximum of HK$1,000 per employee per month. The Group’s contribution to the MPF Scheme is set at 10% of the employees’ base salaries. The excess of contributions over the Group’s mandatory portion, which is 5% of the employees’ salaries up to a maximum of HK$1,000 per employee per month, are treated as the Group’s voluntary contribution and are vested to executive officers at 10% per year with full vesting in 10 years. The Group’s contributions to the MPF Scheme are fully and immediately vested to the employees once they are paid. The MPF Scheme was established under trust with the assets of the funds held separately from those of the Group by independent trustees.

United States of America and Other Jurisdictions

The Group’s United States of America and other jurisdictions’ subsidiaries operate a number of defined contribution schemes. Contributions to the defined contribution schemes applicable to each year are made at a certain percentage of the employees’ payroll and met the minimum mandatory requirements.

During the years ended December 31, 2011, 2010 and 2009, the Group’s contributions into the provident fund were $5,414, $5,070 and $5,012, respectively.